As filed with the Securities and Exchange Commission on April 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments.

Schedule of investments

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - February 29, 2008
(Unaudited)

Number
of Shares		Value

	Common Stocks - 80.3%
	Consumer Discretionary - 8.8%
2,319	Goodyear Tire & Rubber Co. (The)(a)	$62,845
1,518	Hasbro, Inc.	39,119
1,276	McDonald's Corp.	69,044
819	Priceline.com, Inc.(a)	93,382
1,869	Saks, Inc.(a)	29,082
1,585	TJX Companies, Inc.	50,720
1,718	Tupperware Brands Corp.	62,673
181	Wabco Holdings, Inc.	7,562
1,493	Walt Disney, Co.	48,388
		462,815
	Consumer Staples - 10.8%
1,536	Archer-Daniels-Midland Co.	69,274
446	Church & Dwight Co., Inc.	23,843
949	Colgate-Palmolive Co.	72,209
889	Corn Products International, Inc.	32,635
576	Costco Wholesale Corp.	35,666
1,943	Hain Celestial Group, Inc.(a)	52,461
2,245	Kroger Co.	54,441
1,135	PepsiCo, Inc.	78,951
879	Procter & Gamble Co.	58,172
1,420	Safeway, Inc.	40,811
309	Sanderson Farms, Inc.	10,772
875	Wal-Mart Stores, Inc.	43,391
		572,626
	Energy - 5.6%
499	Apache Corp.	57,240
1,297	Chevron Corp.	112,398
1,086	ConocoPhillips	89,823
1,047	St. Mary Land & Exploration Co.	38,613
		298,074
	Financials - 7.0%
826	AON Corp.	34,370
1,121	Bank of America Corp.	44,549
1,033	Bank of New York Mellon Corp. (The)	45,318
397	Franklin Resources, Inc.	37,465
481	Hartford Financial Services Group	33,622
488	Northern Trust Corp.	33,003
1,037	Reinsurance Group of America, Inc.	56,734
587	State Street Corp.	46,109
1,307	W. R. Berkley Corp.	37,629
		368,799
	Health Care - 15.5%
1,107	Baxter International, Inc.	65,335
833	Becton Dickinson & Co.	75,320
840	Cephalon, Inc.(a)	50,686
1,739	Dentsply International, Inc.	67,891
1,251	Forest Laboratories, Inc.(a)	49,752
341	Intuitive Surgical, Inc.(a)	96,135
949	Johnson & Johnson	58,800
1,075	Medco Health Solutions, Inc.(a)	47,633
1,427	Perrigo Co.	47,690
1,072	Sciele Pharma, Inc.(a)	22,190

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - February 29, 2008, continued
(Unaudited)

Number
of Shares		Value

1,458	St. Jude Medical, Inc.(a)	62,665
1,265	Teva Pharmaceutical SP-ADR	62,074
1,216	Thermo Fisher Scientific, Inc.(a)	68,011
653	WellPoint, Inc.(a)	45,762
		819,944
	Industrials - 10.8%
1,012	Actuant Corp. - Class A	27,203
618	Boeing Co.	51,164
1,272	Emerson Electric Co.	64,821
756	Gardner Denver, Inc.(a)	27,904
938	Goodrich Corp.	55,558
1,655	Hexcel Corp.(a)	33,414
921	Macquarie Infrastructure Co., LLC.	30,863
1,072	Norfolk Southern Corp.	56,698
998	Raytheon Co.	64,710
910	Snap-On, Inc.	45,427
597	Terex Corp.(a)	40,268
429	Triumph Group, Inc.	24,277
868	Watson Wyatt Worldwide, Inc. - Class A	46,047
		568,354
	Information Technology - 14.7%
1,778	Accenture Ltd.	62,675
1,149	Autodesk, Inc.(a)	35,722
1,124	Bally Technology, Inc.(a)	42,611
1,722	Citrix Systems, Inc.(a)	56,705
1,458	Comverse Technology, Inc.(a)	24,013
1,038	Diodes, Inc.(a)	23,428
2,688	eBay, Inc.(a)	70,856
1,399	Harris Corp.	68,313
1,385	Hewlett-Packard Co.	66,161
763	International Business Machines Corp.	86,875
3,802	JDS Uniphase Corp.(a)	49,996
1,009	MEMC Electronic Materials, Inc.(a)	76,967
2,077	Microsoft Corp.	56,536
2,846	Oracle Corp.(a)	53,505
		774,363
	Materials - 1.5%
949	Albemarle Corp.	36,005
1,054	Celanese Corp.	41,001
		77,006
	Telecommunication Services - 2.3%
748	America Movil, S.A. de C.V. - ADR	45,224
2,196	AT&T, Inc.	76,487
		121,711
	Utilities - 3.3%
801	California Water Service Group	30,134
1,265	DPL, Inc.	32,270
1,750	Integrys Energy Group, Inc.	80,377
780	Progress Energy, Inc.	32,690
		175,471
	Total Common Stocks
	(Cost $4,250,183)	4,239,163

Zacks Multi-Cap Opportunities Fund
Portfolio of Investments - February 29, 2008, continued
(Unaudited)

Number
of Shares		Value

	Exchange-Traded Funds - 1.2%
1,739	Utilities Select SPDR Fund	65,404
	Total Exchange-Traded Funds
	(Cost $67,310)	65,404

	Total Investments - 81.5%
	(Cost $4,317,493) (Note 3)	4,304,567
	Other Assets in excess of Liabilities - 18.5%	979,246
	Net Assets - 100.0%	$5,283,813

ADR - American Depositary Receipt

(a) Non-income producing security.

See accompanying notes to the Schedule of Investments

Note 1 - Organization:
Zacks Multi-Cap Opportunities Fund (formerly, Claymore/Zacks Multi-Cap Opportunities Fund) (the ‘‘Fund’’) is organized as a diversified series of Claymore Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Note 2 - Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 - Federal Income Tax Information

February 29, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$4,329,225

Gross Unrealized Appreciation	$141,419
Gross Unrealized (Depreciation)	(166,077)
Net Unrealized Depreciation on Investments	$(23,658)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Note 4 - New Accounting Pronouncements
Financial Accounting Standards Board Interpretation No. 48 - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Fund's financial statements has not yet been determined.

Financial Accounting Standards No. 157 - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investment in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$ 4,304,567	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-

Total	$ 4,304,567	-

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/28/2008

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/28/2008

* Print the name and title of each signing officer under his or her signature.